Financial Instruments - Summary of Sensitivity Analysis For Other Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Annual revenue growth rate, increase in other comprehensive income	$ 314	$ 270
EBITDA Margin, increase in other comprehensive income	145	317
Risk adjusted discount rate, decrease in other comprehensive income	(280)	(529)
Annual revenue growth rate, decrease in other comprehensive income	(312)	(263)
EBITDA Margin, decrease in other comprehensive income	(145)	(317)
Risk adjusted discount rate, increase in other comprehensive income	$ 330	$ 624